UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21395
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            Excelsior Absolute Return Fund of Funds Master Fund, LLC
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               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
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              (Address of principal executive offices) (Zip code)

                                 Steven L. Suss
                     U.S. Trust Hedge Fund Management, Inc.
                               225 High Ridge Road
                               Stamford, CT 06905
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (203)352-4497
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                       Date of fiscal year end: March 31
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                    Date of reporting period: June 30, 2008
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ITEM 1.   SCHEDULE OF INVESTMENTS


                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Schedule of Investments
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                                                                   June 30, 2008

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                                                                                 % of                       First
                                            First                               Members'     % Ownership  Available
                                         Acquisition                   Fair     Equity -    of Investment Redemption
Investment Funds*                           Date          Cost        Value    Net Assets     Funds         Date**     Liquidity***
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Relative Value
--------------
Frontpoint Utility and Energy Fund, L.P.    7/1/2006  $  6,000,000  $  7,460,808      3.59%       0.32%       N/A          Quarterly
Ionic Capital LLC                           2/1/2008     5,000,000     5,112,653      2.46%       0.87%     2/1/2009       Quarterly
Menta Global, L.P                           7/1/2007     5,000,000     4,618,750      2.23%       1.49%    7/31/2008         Monthly
Polygon Global Opportunities Fund,L.P.      8/1/2004     7,200,000    11,613,809      5.60%       1.10%       N/A          Quarterly
Suttonbrook Capital Partners, L.P.         10/1/2004     8,500,000    10,742,946      5.18%       3.56%       N/A          Quarterly
                                                     ---------------------------------------
            Strategy Total                              31,700,000    39,548,966     19.06%
                                                     ---------------------------------------
Equity
------
Cantillon World, L.P.                      12/1/2003     5,050,000     7,672,057      3.70%       0.80%       N/A          Quarterly
Clovis Capital Partners Institutional, L.P. 2/1/2007    10,000,000    10,998,770      5.30%       1.32%       N/A          Quarterly
Galleon Partners, SPC L.P.                  2/1/2008     9,900,932     9,662,480      4.66%       0.57%       N/A          Quarterly
Glenview Capital Partners, L.P.            12/1/2003     2,300,000     8,578,819      4.13%       3.42%       N/A          Quarterly
North River Partners, L.P.                  7/1/2005     7,000,000     7,998,304      3.85%       1.64%       N/A          Quarterly
Sandler Associates                          2/1/2008     5,000,000     5,092,944      2.45%       1.36%       N/A          Quarterly
Savannah-Baltimore Partners Liquidating
   Trust                                    7/1/2006             -        48,237      0.02%       1.84%       N/A                (1)
Shoshone Partners, L.P.                    12/1/2003     2,500,000     7,713,300      3.72%       2.10%       N/A           Annually
The Tantallon Fund, L.P.                    7/1/2006     4,500,000     5,045,391      2.43%       4.63%       N/A            Monthly
                                                     ---------------------------------------
            Strategy Total                              46,250,932    62,810,302     30.26%
                                                     ---------------------------------------
Macro/CTA/Short-Term Trading
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Boronia Diversified Fund (U.S.)L.P.         2/1/2007     4,200,000     4,980,167      2.40%       3.28%       N/A            Monthly
Catequil Partners,L.P.                     12/1/2003       128,413       130,094      0.06%       1.84%       N/A                (1)
Caxton Global Investments(USA) LLC          1/1/2005     7,101,200     9,567,591      4.61%       1.59%       N/A           Annually
Episode L.P.                                2/1/2008     4,000,000     3,752,174      1.81%       4.94%     2/1/2009       Quarterly
Placer Creek Partners, L.P.                 1/1/2006     3,500,000     7,747,158      3.73%       1.34%       N/A      Semi-annually
Sunrise Commodities Select Portfolio
   - Davco Fund, L.P.                      12/1/2003     5,450,000     7,964,659      3.84%       3.35%       N/A            Monthly
                                                     ---------------------------------------
            Strategy Total                              24,379,613    34,141,843     16.45%
                                                     ---------------------------------------
Event Driven
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Bennelong Asia Pacific Multi Strategy
     Equity Fund, L.P.                      7/1/2006     4,000,000     4,926,829      2.37%       2.66%       N/A            Monthly
Brencourt Multi-Strategy, L.P.              9/1/2005     2,421,521     3,589,348      1.73%       2.97%       N/A          Quarterly
Canyon Value Realization Fund, L.P.        12/1/2003     7,500,000    13,219,623      6.36%       0.44%       N/A           Annually
Castlerigg Partners, L.P.                  12/1/2003     4,000,000    11,558,089      5.57%       1.91%       N/A          Quarterly
Empryean Capital Fund, L.P.                 7/1/2004             -        81,747      0.04%       0.03%       N/A                (1)
King Street Capital, L.P.                   8/1/2007     7,500,000     7,940,654      3.83%       0.19%    9/30/2009       Quarterly
OZ Asia Domestic Partners, L.P.             7/1/2006     5,000,000     5,951,708      2.87%       0.74%       N/A           Annually
OZ Europe Domestic Partners II, L.P.       10/1/2005     7,424,913    12,352,614      5.95%       2.47%       N/A          Quarterly
York Capital Management, L.P.               7/1/2004     4,500,000    11,240,300      5.42%       0.86%       N/A           Annually
                                                     ---------------------------------------
            Strategy Total                              42,346,434    70,860,912     34.14%
                                                     ---------------------------------------
Total investments in Investment Funds                 $144,676,979   207,362,023     99.91%
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Other Assets, Less Liabilities                                           181,451      0.09%
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Members' Equity - Net Assets                                        $207,543,474    100.00%
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*     Non-income producing investments.             N/A  Initial lock-up period has either expired prior to June 30, 2008 or the
**    From original investment date.                     Investment Fund did not have an initial lock-up period. However, specific
***   Available frequency of redemptions after           redemption restrictions may apply.
      initial lock-up period.                       (1)  The Company's remaining residual investment in the Investment Fund is an illiquid security.







Federal Tax Cost
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The cost of the registrant's investments in Investment Funds for Federal income tax purposes is based on amounts reported to the registrant by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2007. The amounts reported below have been adjusted through June 30, 2008 for contributions and withdrawals. Based on Investment Funds owned at June 30, 2008, the cost of investments for Federal income tax purposes was $197,537,248. This included aggregate gross unrealized appreciation of $18,772,951 and aggregate gross unrealized depreciation of $2,948,176.

Accounting Pronouncements
-------------------------
In September 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on April 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2 - Quoted prices which are not active, or inputs that are observable
          (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 - Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund investments are measured at June 30, 2008:

Excelsior Absolute Return Fund of Funds Master Fund, LLC
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                                     Level 1         Level 2         Level 3          Total
                                  -------------   -------------   -------------   -------------
Investments in Portfolio Funds     $        -      $        -     $ 207,362,023   $ 207,362,023
                                  =============   =============   =============   =============

Total                              $        -      $        -     $ 207,362,023   $ 207,362,023
                                  =============   =============   =============   =============


ITEM 2.   CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer and persons performing similar functions that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the persons that perform similar functions as the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed as
Exhibit I and Exhibit II herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
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By (Signature and Title)*   /s/ David R Bailin
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                           David R Bailin, Principal Executive Officer
Date August 29, 2008
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant) Excelsior Absolute Return Fund of Funds Master Fund, LLC
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By (Signature and Title)*   /s/ Steven L. Suss
                         ------------------------------------------------
                           Steven L. Suss, Principal Financial Officer
Date August 29, 2008
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